Parent Company Information - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash held at bank subsidiaries	$ 159,353	$ 138,589	$ 131,322	$ 110,752
Securities	407,005	380,461
All other assets	114,600	117,350
Total assets	2,144,316	2,104,534
Liabilities and Equity [Abstract]
Accrued expenses and other liabilities	146,286	145,438
Long-term debt	236,764	243,139
Total liabilities	1,888,111	1,861,063
Shareholders’ equity	256,205	243,471	232,685	236,956
Total liabilities and shareholders’ equity	2,144,316	2,104,534
Bank of America Corporation
Assets
Cash held at bank subsidiaries	98,024	100,304	$ 98,679	$ 102,818
Securities	937	932
All other assets	9,360	14,599
Total assets	463,908	466,417
Liabilities and Equity [Abstract]
Short-term borrowings	15	46
Accrued expenses and other liabilities	13,900	16,872
Long-term debt	179,402	185,771
Total liabilities	207,703	222,946
Shareholders’ equity	256,205	243,471
Total liabilities and shareholders’ equity	463,908	466,417
Third party cash held	28	29
Bank Holding Companies and Related Subsidiaries | Bank of America Corporation
Assets
Receivables from subsidiaries	23,594	23,356
Investments in subsidiaries	272,596	270,441
Banks and Related Subsidiaries | Bank of America Corporation
Assets
Receivables from subsidiaries	569	2,395
Liabilities and Equity [Abstract]
Payables to subsidiaries	465	2,559
Nonbank Companies and Related Subsidiaries | Bank of America Corporation
Assets
Receivables from subsidiaries	56,426	52,251
Investments in subsidiaries	2,402	2,139
Liabilities and Equity [Abstract]
Payables to subsidiaries	$ 13,921	$ 17,698